FAIR VALUE MEASUREMENTS (Summary Of Companys Financial Assets Measured And Recorded At Fair Value On Recurring Basis) (Details) - Recurring basis [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term investments Trading securities:
Equity securities	$ 9,794
Funds		411
Future		(1)
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares	85,464	138,485
Convertible debt	6,500	4,700
Other non-current liabilities
Liability-classified warrant	(6,356)	(6,551)
Total	95,402	137,044
Quoted price in active markets for identical assets Level 1 [Member]
Short-term investments Trading securities:
Equity securities
Funds		411
Future		(1)
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares
Convertible debt
Other non-current liabilities
Liability-classified warrant
Total		410
Significant other observable inputs Level 2 [Member]
Short-term investments Trading securities:
Equity securities	9,794
Funds
Future
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares
Convertible debt
Other non-current liabilities
Liability-classified warrant
Total	9,794
Significant unobservable inputs Level 3 [Member]
Short-term investments Trading securities:
Equity securities	0
Funds
Future
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares	85,464	138,485
Convertible debt	6,500	4,700
Other non-current liabilities
Liability-classified warrant	(6,356)	(6,551)
Total	$ 85,608	$ 136,634